COMBINED AND CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2013	$ 2,949,807
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(269,861)
Contributions	557,516
Issuance of stock	1,130
Note receivable issued (repaid) to Class B unitholders	(18,728)
Distributions and dividends	(787,471)
Series A Preferred Stock dividends	(127)
Noncash incentive compensation expense	24,335
Ending Balance at Dec. 31, 2014	2,456,601
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(160,208)
Contributions	246,820
Note receivable issued (repaid) to Class B unitholders	(1,500)
Distributions and dividends	(682,470)
Series A Preferred Stock dividends	(136)
Noncash incentive compensation expense	27,924
Ending Balance at Dec. 31, 2015	1,887,031
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(78,239)
Contributions	138,002
Note receivable issued (repaid) to Class B unitholders	1,527
Series A Preferred Stock dividends	(136)
Accrued interest on Class B notes	(972)
Noncash incentive compensation expense	10,210
Ending Balance, common stock, shares outstanding (in shares) at Dec. 31, 2016		0
Ending Balance at Dec. 31, 2016	1,957,423
Ending Balance at Dec. 31, 2016	1,957,423	$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(16,879)
Redemption of Series A Preferred Stock	(1,153)
Distribution of Class B notes receivable	(19,686)
Accrued interest on Class B notes	15
Noncash incentive compensation expense	12,001
Cancelation/distribution of Class B notes receivable	19,686
Ending Balance, common stock, shares outstanding (in shares) at Jan. 31, 2017		0
Ending Balance at Jan. 31, 2017	1,951,407	$ 0	0	0	0
Beginning Balance at Dec. 31, 2016	1,957,423	$ 0	0	0	0
Beginning Balance at Dec. 31, 2016	1,957,423
Beginning Balance, common stock, shares outstanding (in shares) at Dec. 31, 2016		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(36,862)
Total other comprehensive income	$ 4,572
Ending Balance, common stock, shares outstanding (in shares) at Jun. 30, 2017	310,376,634	310,376,634
Ending Balance at Jun. 30, 2017	$ 3,643,971	$ 3,104	3,675,094	(38,799)	4,572
Beginning Balance at Jan. 31, 2017	1,951,407	$ 0	0	0	0
Beginning Balance, common stock, shares outstanding (in shares) at Jan. 31, 2017		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(19,983)			(19,983)
Issuance of stock (in shares)		88,550,000
Issuance of stock	1,692,058	$ 886	1,691,172
Noncash incentive compensation expense	40,459		40,459	0	0
Pre-IPO Transactions	(1,951,407)	$ 2,218	1,949,189
Pre-IPO Transactions (in shares)		221,826,634
Offering costs	(5,726)		(5,726)
Dividends declared	(18,816)		0	(18,816)
Total other comprehensive income	$ 4,572				4,572
Ending Balance, common stock, shares outstanding (in shares) at Jun. 30, 2017	310,376,634	310,376,634
Ending Balance at Jun. 30, 2017	$ 3,643,971	$ 3,104	$ 3,675,094	$ (38,799)	$ 4,572